SHORT-TERM BORROWINGS	12 Months Ended
Mar. 31, 2016
SHORT TERM BORROWINGS
SHORT TERM BORROWINGS

12.SHORT-TERM BORROWINGS

	As of March 31,
	2015	2016
Bank borrowings	$56,772	$53,364

	$56,772	$53,364

In April 2014, iKang Online signed a one-year loan framework agreement with an amount no more than $16,004 with Bank of East Asia, to meet the property and equipment need of the Group. In May 2014, iKang Online borrowed 2 one-year loans in a total of $4,843 under such framework agreement. The annual interest rate was equal to the benchmark interest rate announced by the People’s Bank of China plus 10% of the benchmark interest rate. The loan was guaranteed by Bayley & Jackson (Hong Kong) and collateralized by restricted cash of $5,500. As of March 31, 2015, the above amount of short-term borrowing remained outstanding, which was repaid in May 2015.

In May 2014, iKang Holding signed a 2-year loan framework agreement with an amount no more than $8,060 with China Merchants Bank, to meet the working capital and property and equipment needs of the Group. In May 2014, iKang Holding borrowed one-year loans of total $4,290 under such framework agreement, among which $155 and $1,084 were repaid in June and August 2014, respectively. In June 2014, iKang Holding borrowed a one-year loan of $1,437.  The annual interest rate is the interest rate announced by the People’s Bank of China plus 20% of the benchmark interest rate. As of March 31, 2015, the above amount of short-term borrowing remained outstanding, which was repaid in May 2015 and June 2015.

In June 2014, iKang Online borrowed a one-year loan of $14,561 with Xiamen International Bank, to repay the loans from BEA which was due in June 2014 and to pay the remaining balance of the consideration to purchase 35% equity interest in iKang Shanghai Xikang Road. The annual interest rate is 2.585%. The loan was collateralized by restricted cash in an amount of $15,002. As of March 31, 2015, the above amount of short-term borrowing remained outstanding, which was repaid in June 2015.

In June 2014, iKang Online signed a one-year loan framework agreement with an amount no more than $32,099 with Xiamen International Bank, to satisfy the daily operating need of the Group. In July 2014, iKang Online borrowed three one-year loans in a total of $17,537 according to the framework agreement. The annual interest rate is 2.585%. The loans were collateralized by restricted cash in an amount of $18,067. As of March 31, 2015, the above amount of short-term borrowing remained outstanding, which was repaid in May 2015 and July 2015.

In August 2014, iKang Online signed a one-year loan framework agreement with an amount no more than $32,509 with Xiamen International Bank, to satisfy the daily operating need of the Group. In September, iKang Online borrowed a one-year loan of $15,383 according to the framework agreement. The annual interest rate is 2.585%. The loan was collateralized by restricted cash in an amount of $15,848. As of March 31, 2015, the above amount of short-term borrowing remained outstanding, which was repaid in May 2015 and September 2015.

In June 2015, iKang Online signed a one-year loan framework agreement with an amount no more than $77,543 with Xiamen International Bank, to satisfy the daily operating need of the Group. The annual interest rate is 2.22%. In June 2015, iKang Online borrowed a one-year loan of $13,958 according to the framework agreement. In July 2015, iKang Online borrowed a one-year loan of $3,040 and $3,018 according to the framework agreement respectively. In August 2015, iKang Online borrowed a one-year loan of $10,861 according to the framework agreement. The loans were collateralized by restricted cash in an amount of $31,690. As of March 31, 2016, the above amount of short-term borrowing remained outstanding.

In July 2015, iKang Holding signed a 10-month loan framework agreement with China Merchants Bank to satisfy the daily operating need of the Shanghai clinics. The annual interest rate is 7.20%. In July 2015, iKang Holding borrowed a 10-months loan of $7,754 according to the framework agreement. As of March 31, 2016, the above amount of short-term borrowing remained outstanding.

In September 2015, iKang Holding borrowed a 1-year loan of $2,326 from Bank of China to satisfy the daily operating need of the Shanghai clinics. The annual interest rate is 4.60%. As of March 31, 2016, the above amount of short-term borrowing remained outstanding.

In October 2015, iKang Holding borrowed a 1-year loan of $3,102 from Bank of China to satisfy the daily operating need of the Shanghai clinics. The annual interest rate is 4.60%. As of March 31, 2016, the above amount of short-term borrowing remained outstanding.

In November 2015, iKang Online signed a 1-year loan framework agreement with China Minsheng Bank, to satisfy the daily operating need of the Group. The annual interest rate is 4.35%. In November 2015, iKang Online borrowed a one-year loan of $3,722 according to the framework agreement. In November 2015, iKang Online borrowed a one-year loan of $1,551 according to the framework agreement. In December 2015, iKang Online borrowed a one-year loan of $2,481 according to the framework agreement. As of March 31, 2016, the above amount of short-term borrowing remained outstanding.

In December 2015, iKang Holding borrowed a 1-year loan of $1,551 from Bank of China to satisfy the daily operating need of the Shanghai clinics. The annual interest rate is 4.35%. As of March 31, 2016, the above amount of short-term borrowing remained outstanding

Interest expense incurred for the years ended March 31, 2014, 2015 and 2016 was $827, $2,466 and $1,734, respectively. The weighted average effective interest rate for the year ended March 31, 2014, 2015 and 2016 was 7.0%, 5.6% and 3.3%, respectively.

The carrying values of short-term borrowings approximate their fair values due to short-term maturities.

As the Group has considerable cash and cash equivalents denominated in U.S. dollars in overseas accounts, the Group from time to time enters into “Pledge Overseas and Borrow Locally” transactions with banks to meet its RMB funding needs, which is primarily to purchase property and equipment with cash within China.

The parties to the transaction are typically one of the Group’s domestic entities, one of the Group’s overseas subsidiaries, and a bank which offers services for both bank accounts onshore and offshore. The principal terms of the arrangement include the interest, the term of the loan which is typically one year, and the requirement of collateral in the form of a fixed deposit. Under this type of transaction, the Group receives RMB locally, and has a pledged asset in the form of a fixed deposit denominated in U.S. dollars or other currencies with an overseas bank account. The pledged deposit is recognized by an entity within the Group that is domiciled outside of the PRC, while a PRC entity within the Group borrows RMB. Banks which offer both overseas and PRC bank account services provide this type of arrangement to accommodate PRC companies which are in need of RMB in a timelier manner. The Group pays interest on the loan as well as certain transaction fees while it earns interest income from the fixed deposit in the overseas account at a rate similar to comparable investments. The Group’s domestic entity repays the RMB loan at the scheduled repayment dates. The restricted cash balance is not released proportionally to loan repayments. Beginning in February 2015, the Group started to utilize a new government policy in China for the Group’s currency conversion needs so that the Company can gradually convert and reserve RMB balances to support its future expansion. As a result, the Group may gradually reduce its “Pledge Overseas Borrow Locally” transactions in the future.